Shareholder Report, Average Annual Return (Details) 193378_NEOS MSCI EAFE High Income ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
NEOS MSCI EAFE High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS MSCI EAFE High Income ETF NAV
Average Annual Return, Percent	4.84%
MSCI EAFE IMI USD Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE IMI USD Net Index
Average Annual Return, Percent	4.51%